Note 11 - Stockholders' Equity	12 Months Ended
Mar. 31, 2026
Notes to Financial Statements
Equity [Text Block]

11. Stockholders’ Equity

Preferred Stock — The Company has authorized three classes of preferred stock: Class A Preferred Stock, 6% Voting Cumulative Preferred Stock, and Preferred Stock Without Par Value.

Class A Preferred Stock — There are 8,200,000 shares of Class A Preferred Stock which have been authorized with a par value of $0.025. The Class A Preferred Stock is designated in series by the Board of Directors, and as of March 31, 2026, there are three designated series.

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10% Voting Cumulative Convertible Preferred Stock - Series A — There are 1,000,000 shares of 10% Series A Preferred Stock that have been designated by the Board of Directors, with 407,240 shares outstanding as of March 31, 2026. The shares have a par value of $0.025 and a stated value of $0.25 and are convertible into one share of Class A Common Stock and one share of Class B Common Stock for every 20 shares of Series A Preferred Stock. During fiscal years 2026 and 2025, the Company paid dividends of $10,181, equating to $0.025 per share, on the Series A Preferred Stock.

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10% Voting Cumulative Convertible Preferred Stock - Series B — There are 400,000 shares of 10% Series B Preferred Stock that have been designated by the Board of Directors, with 400,000 shares outstanding as of March 31, 2026. The shares have a par value of $0.025 and a stated value of $0.25 and are convertible into one share of Class A Common Stock and one share of Class B Common Stock for every 30 shares of Series B Preferred Stock. During fiscal years 2026 and 2025, the Company paid dividends of $10,000, equating to $0.025 per share, on the Series B Preferred Stock.

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Participating Convertible Preferred Stock, Series 1998 — The shares of Participating Convertible Preferred Stock, Series 1998 are convertible at the holders’ option on a one-for-one basis into shares of Class A Common Stock, subject to antidilution adjustments. This series of preferred stock has the right to receive dividends and distributions at a rate equal to the amount of any dividends and distributions declared or made on the Class A Common Stock. No dividends were declared or paid on this preferred stock in fiscal year 2026 or 2025. In addition, this series of preferred stock has a liquidation preference equal to the stated value of $12.00 per share or, if greater, the total distribution which a holder would have received if all outstanding shares of this series were converted into shares of Class A Common Stock immediately prior to the date for calculating the total liquidation distribution. There were 6,602 shares of Participating Convertible Preferred Stock, Series 1998 designated and outstanding as of March 31, 2026 and 1,289 shares converted during the fiscal year. Shares of this series may not be reissued by the Company once they have been converted or acquired by the Company, rather they became authorized but unissued shares of Class A Preferred and may be issued as part of another series of Class A Preferred Stock.

As of March 31, 2026, the Company has an aggregate of 6,793,398 shares of non-designated Class A Preferred Stock authorized for issuance.

6% Voting Cumulative Preferred Stock — There are 200,000 shares of 6% Preferred Stock that are authorized and outstanding as of March 31, 2026. This class of preferred stock is callable at their par value of $0.25 at any time at the option of the Company. The Company paid dividends of $3,000, equating to $0.015 per share, on the 6% Preferred Stock during each of fiscal years 2026 and 2025.

Preferred Stock Without Par Value — There are 30,000 shares of Preferred Stock Without Par Value which have been authorized. This class of preferred stock is to be issued in series by the Board of Directors, none of which are designated or outstanding as of March 31, 2026.

Common Stock — The Class A Common Stock and Class B Common Stock have substantially identical rights with respect to any dividends or distributions of cash or property declared on shares of common stock, and rank equally as to the right to receive proceeds on liquidation or dissolution of the Company after payment of the Company’s indebtedness and liquidation right to the holders of preferred shares. However, holders of Class B Common Stock retain a full vote per share, whereas the holders of Class A Common Stock have voting rights of 1/20th of one vote per share on all matters as to which shareholders of the Company are entitled to vote. During fiscal year 2026, there were 32 shares of Class B Common Stock issued in lieu of cash compensation under the Company's Profit Sharing Bonus Plan and 2,187 shares of Class A Common Stock issued under the Company's Equity Incentive Plan.

Unissued shares of common stock reserved for conversion privileges of designated non-participating preferred stock were 67,390 of both Class A and Class B as of March 31, 2026 and 2025. Additionally, there were 6,602 and 7,891 shares of Class A reserved for conversion of the Participating Preferred Stock as of March 31, 2026 and 2025, respectively.

Treasury Stock — During fiscal year 2026 the Company repurchased $16.1 million, or 150,739 shares of its Class A Common Stock and none of its Class B Common Stock. The majority of the shares were repurchased under the Company's stock repurchase program and a small portion of the shares were repurchased for purposes of funding the cash needs for transfers and payments in connection with the employer stock investment fund under the 401(k) plan. As of March 31, 2026, there is a total of $226.1 million, or 5,433,080 shares, of repurchased stock. These shares are not considered outstanding and the Company accounts for treasury stock under the cost method. The Company contributed 22,960 treasury shares with a historical cost of $0.7 million for the 401(k) match in fiscal year 2026 as described in Note 10, Retirement Plans.